                                                                                                                               XT8SUPP1
                                              Prudential Annuities Life Assurance Corporation

                                                     Advanced Series XTRA Credit Eight

                                                      Supplement, dated July 21, 2008
                                                                     To
                                                      Prospectus, dated June 16, 2008

This  supplement  should be read and retained with the prospectus for your Annuity.  If you would like another copy of the  prospectus, please call us at 1-888-PRU-2888.

This supplement is being issued to describe  several changes that we are making to the variable  investment  options within XTra Credit
Eight.  We summarize  each change  immediately  below,  and then  indicate how the  pertinent  portion of the  prospectus is amended to reflect the change.

The changes are as follows:

1.       AST Focus Four Plus Portfolio.  We add the Portfolio as an investment  option under the Annuity.  Accordingly,  we (a) add the
Portfolio to the list of  Investment  Options on the inside front  cover,  and (b) set forth the fees of the  Portfolio in the table of
Underlying  Mutual Fund  Portfolio  Annual  Expenses,  and (c) in the  Investment  Options  section,  add the  Portfolio to the list of portfolios that are permitted if you elect Lifetime Five,  Spousal Lifetime Five,  Highest Daily Lifetime Five,  Highest Daily Lifetime
Seven,  Spousal  Highest Daily  Lifetime  Seven,  or the Highest Daily Value death  benefit,  and (d) add a summary  description of the
Portfolio to the chart of each  Portfolio's  Investment  Objectives  and Policies.  In addition,  with respect to the charts within the section  entitled  "Selecting the Annuity That's Right for You", we describe the effect of the Portfolio's  fees on the average fees of all Portfolios available under the Annuity.

2.       AST Parametric  Emerging Markets Equity Portfolio;  AST Global Real Estate  Portfolio.  We add each Portfolio as an investment option  available  under the Annuity.  Accordingly,  we (a) add each  Portfolio to the list of  Investment  Options on the inside front cover, and (b) set forth the fees of each Portfolio in the table of Underlying  Mutual Fund Portfolio  Annual Expenses,  and (c) in the
Investment  Options section,  add each Portfolio to the list of portfolios that are permitted if you elect Highest Daily Lifetime Seven or Spousal Highest Daily Lifetime Seven under the Optional  Allocation and Rebalancing  Program,  and the Highest Daily GRO and (d) add
a summary  description  of each  Portfolio to the chart of each  Portfolio's  Investment  Objectives  and Policies.  In addition,  with respect to the charts  within the  section  entitled  "Selecting  the Annuity  That's  Right for You",  we describe  the effect of each
Portfolio's fees on the average fees of all Portfolios available under the Annuity.

3.       AST Conservative  Asset Allocation  Portfolio;  AST Balanced Asset Allocation  Portfolio;  and AST American Century  Strategic
Allocation  Portfolio.  The name and investment  objective of each  Portfolio has been changed.  (In the case of the AST Balanced Asset
Allocation  Portfolio and AST American Century Strategic  Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners).  AST Conservative  Asset  Allocation  Portfolio has become AST Balanced Asset Allocation  Portfolio and will be sub-advised by Quantitative  Management  Associates LLC, AST Balanced Asset Allocation  Portfolio has become AST Academic Strategies
Asset  Allocation  Portfolio,  and AST American  Century  Strategic  Allocation  Portfolio has become AST Schroders  Multi-Asset  World
Strategies  Portfolio.  Accordingly,  we (a) reflect the revised Portfolio names in the list of Investment  Options on the inside front cover,  and (b) with  respect  to these  Portfolios,  set  forth the fees of each  Portfolio  in the table of  Underlying  Mutual  Fund
Portfolio  Annual  Expenses,  and (c) in the Investment  Options  section,  reflect each  Portfolio in the list of portfolios  that are permitted if you elect Lifetime Five,  Spousal  Lifetime Five,  Highest Daily  Lifetime  Five,  Highest Daily Lifetime  Seven,  Spousal
Highest Daily Lifetime Seven, or the Highest Daily Value death benefit,  and (d) include a summary  description of the Portfolio to the chart of each  Portfolio's  Investment  Objectives and Policies.  In addition,  with respect to the charts within the section  entitled
"Selecting  the Annuity  That's Right for You", we describe the effect of each  Portfolio's  fees on the average fees of all Portfolios available under the Annuity.

4.       AST Goldman Sachs Small-Cap Value Portfolio.  We add this Portfolio as an available  investment  option.  Accordingly,  we (a)
include the  Portfolio  in the list of  Investment  Options on the inside  front cover (b) set forth the fees of the  Portfolio  in the table of Underlying  Mutual Fund Portfolio Annual  Expenses,  (c) in the Investment  Options section,  add the Portfolio to the list of portfolios  that are permitted if you elect Highest Daily  Lifetime  Seven or Spousal  Highest Daily  Lifetime Seven under the Optional
Allocation and Rebalancing  Program,  or the Highest Daily GRO and (d) add a summary  description of the Portfolio to the chart of each
Portfolio's  Investment  Objectives and Policies.  In addition,  with respect to the charts within the section entitled  "Selecting the
Annuity That's Right for You", we describe the effect of the  Portfolio's  fees on the average fees of all Portfolios  available  under the Annuity.

5.       Merger of AST DeAm Small-Cap Value Portfolio into AST Small-Cap  Value  Portfolio.  The AST DeAm Small-Cap Value Portfolio has
merged out of existence into the AST Small-Cap  Value  Portfolio.  Accordingly,  we (a) remove the AST DeAm Small-Cap  Value  Portfolio from the list of Investment  Options on the inside front cover (b) in the  Investment  Options  section,  remove the AST DeAm Small-Cap
Value Portfolio (c) revise the summary  description of the AST Small-Cap Value  Portfolio in the chart of each  Portfolio's  Investment
Objectives  and  Policies  and (d) in footnote 3 to the table within  Underlying  Mutual Fund  Portfolio  Annual  Expenses,  remove the reference to the AST DeAM Small-Cap Value Portfolio.  In addition,  we describe the effect of the AST Small-Cap Value  Portfolio's fees on the average fees of all  Portfolios  available  under the Annuity,  with respect to the  comparison  charts in the section  entitled
"Selecting the Annuity That's Right for You."

6.       AST Small-Cap  Growth  Portfolio.  Neuberger Berman  Management Inc. is no longer a sub-adviser to this Portfolio.  The assets formerly  managed by Neuberger  Berman now are managed by Eagle Asset  Management.  Accordingly,  we revise the summary  description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

7.       AST Neuberger  Berman  Mid-Cap Value  Portfolio.  We have added LSV Asset  Management as a sub-adviser  to this  Portfolio and have  re-named  the  Portfolio  the AST  Neuberger  Berman / LSV  Mid-Cap  Value  Portfolio.  Accordingly,  we (a)  reflect the revised
Portfolio  name in the list of  Investment  Options on the inside front cover and in footnote 3 to the table within  Underlying  Mutual
Fund Portfolio  Annual  Expenses,  and (b) set forth the fees of the Portfolio in the table of Underlying  Mutual Fund Portfolio Annual
Expenses,  and (c) in the Investment  Options section,  reflect the Portfolio in the list of portfolios that are permitted if you elect
Highest Daily Lifetime Seven or Spousal  Highest Daily Lifetime Seven under the Optional  Allocation and  Rebalancing  Program,  or the
Highest  Daily GRO and (d)  include  a revised  summary  description  of the  Portfolio  in the  chart of each  Portfolio's  Investment
Objectives and Policies.  In addition,  with respect to the charts within the section entitled  "Selecting the Annuity That's Right for
You", we describe the effect of the Portfolio's fees on the average fees of all Portfolios available under the Annuity.

8.       AST Aggressive  Asset  Allocation  Portfolio,  AST Balanced Asset  Allocation  Portfolio,  AST Capital Growth Asset Allocation
Portfolio,  AST Preservation Asset Allocation Portfolio,  and AST Advanced Strategies Portfolio.  We are adding Quantitative Management
Associates LLC as a sub-adviser  to each  Portfolio.  Accordingly,  we include a revised  summary  description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

With respect to the changed fees referenced above,  here is a fee table showing the applicable  underlying mutual fund portfolio annual expenses:

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                                                                        Management Fee                       Acquired      Total
                                                                                                             Portfolio    Annual
                                                                                       Other                 Fees &      Portfolio
                                 FUNDS                                               Expenses   12b-1 Fee   Expenses    Expenses
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                                                                       --------------------------------------------------
AST Academic Strategies Asset Allocation(1,2,3,4)                          0.72%        0.10%      0.00%       0.69%       1.51%
   Management and Other Expense fee waivers/reduction:  0.02%
   Net expenses after fee reimbursement/expense waiver:  1.49%
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AST Schroders Multi-Asset World Strategies                                 1.10%        0.16%      0.00%       0.14%       1.40%
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AST Focus Four Plus(1,2,3)                                                 0.85%        0.19%      0.00%       0.20%       1.24%
   Management and administration fee waivers/reductions:  0.21%
   Net expenses after fee reimbursement/expense waiver:  1.03%
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AST Global Real Estate                                                     1.00%        0.30%      0.00%       0.00%       1.30%
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                                                                                                                        ------------
AST Parametric Emerging Markets Equity                                     1.10%        0.46%      0.00%       0.00%       1.56%
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                                                                       --------------------------------------------------
AST Goldman Sachs Small-Cap Value                                          0.95%        0.13%      0.00%       0.00%       1.08%
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                                                                                                                        ------------
AST Small-Cap Value                                                        0.90%        0.10%      0.00%       0.00%       1.00%
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                                                                                                                        ------------
AST Advanced Strategies                                                    0.85%        0.15%      0.00%       0.04%       1.04%
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AST Aggressive Asset Allocation                                            0.15%        0.03%      0.00%       0.96%       1.14%
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AST Capital Growth Asset Allocation                                        0.15%        0.01%      0.00%       0.93%       1.09%
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AST Balanced Asset Allocation                                              0.15%        0.02%      0.00%       0.87%       1.04%
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                                                                                                                        ------------
AST Neuberger Berman / LSV Mid-Cap Value                                   0.90%        0.10%      0.00%       0.00%       1.00%
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AST Preservation Asset Allocation                                          0.15%        0.03%      0.00%       0.82%       1.00%
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1    Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio,  "Other Expenses"
     include certain operating expenses,  including,  without limitation, fees for custodian services,  Independent Trustees' fees, and fees for legal,  accounting,  valuation,  and transfer  agency  services.  The Trust has also entered into  arrangements  with the issuers of the variable  insurance  products  offering the Portfolio under which the Trust currently  compensates such issuers for providing  ongoing  services to Portfolio  shareholders  (e.g.,  the printing and mailing of Trust  prospectuses  and  shareholder
     reports) in lieu of the Trust providing such services directly to shareholders.   The contractual  administrative  services fee is
     0.10% of the Portfolio's  average daily net assets.  The Portfolio is not directly subject to the  administrative  services fee to the extent it invests in the Core Plus Bond  Portfolio or any other Trust  Portfolio  (each,  an  Underlying  Trust  Portfolio and
     collectively,  the Underlying  Trust  Portfolios).   The Core Plus Bond Portfolio and each Underlying Trust Portfolio in which the
     Portfolio  invests,  however,  are subject to the  administrative  services  fee. See  footnote 1 of the table within  "Underlying
     Mutual Fund  Portfolio  Annual  Expenses" in the June 16, 2008  prospectus  for a discussion  of the  administrative  services fee applicable to certain other AST Portfolios.
2    Estimated  Underlying  Portfolio Fees &  Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other  Underlying  Trust Portfolio in which it
     invests.   The  expenses  shown  under  "Underlying  Portfolio  Fees and  Expenses"  represent  the  portion of the Core Plus Bond
     Portfolio's  estimated  annualized  operating  expense  ratio for the fiscal  year  ending  December  31,  2008 to be borne by the
     Portfolio based upon the Portfolio's  expected  initial  holdings in the Core Plus Bond  Portfolio.  No sales loads,  distribution fees,  service fees,  redemption fees, or other  transaction fees will be assessed in connection with the Portfolio's  purchase or redemption of shares of Underlying Trust Portfolios.
3    Estimated  Contractual  Fee Waiver and/or  Expense  Reimbursement  for the fiscal year ending  December 31, 2008.  The  Investment
     Managers have contractually  agreed to waive their investment  management fees with respect to the Portfolio's  investments in the
     Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
4        The  Co-Managers  have  contractually  agreed  to  reimburse  expenses  and/or  waive  fees so that  the  Academic  Strategies
     Portfolio's  investment management fees plus "Other Expenses" (exclusive in all cases of taxes,  interest,  brokerage commissions, distribution  fees,  and  extraordinary  expenses)  do not exceed 0.80% of the  Portfolio's  average  daily net assets  during the
     Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

------------------- ---------------------------------------------------------------------------------------------------- ---------------------
      STYLE/                                             INVESTMENT OBJECTIVES/POLICIES                                       PORTFOLIO
       TYPE                                                                                                                    ADVISOR/
                                                                                                                             SUB-ADVISOR
                    ---------------------------------------------------------------------------------------------------- ---------------------
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                                                             ADVANCED SERIES TRUST
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                   AST Advanced  Strategies  Portfolio:  seeks a high level of absolute return.  The Portfolio  invests       LSV Asset
                   primarily  in a  diversified  portfolio  of equity  and fixed  income  securities  across  different  Management; Marsico investment  categories and investment  managers.  The Portfolio pursues a combination of traditional  Capital Management,
                   and non-traditional investment strategies.                                                               LLC; Pacific
                                                                                                                             Investment
                                                                                                                         Management Company
Asset Allocation/                                                                                                       LLC (PIMCO); T. Rowe
     Balanced                                                                                                             Price Associates,
                                                                                                                         Inc.; William Blair
                                                                                                                           &  Company, LLC;
                                                                                                                            Quantitative
                                                                                                                             Management
                                                                                                                           Associates LLC

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----------------------------------------------------------------------------------------------------------------------------------------------
                    AST Aggressive  Asset Allocation  Portfolio:  seeks the highest  potential total return  consistent
                   with its specified  level of risk  tolerance.  The Portfolio will invest its assets in several other    AST INVESTMENT
                   Advanced  Series Trust  Portfolios.  Under  normal  market  conditions,  the  Portfolio  will devote   SERVICES, INC. &
Asset Allocation/  approximately  100% of its net  assets  to  underlying  portfolios  investing  primarily  in  equity      PRUDENTIAL
     Balanced      securities  (with a range of 92.5%  to 100%)  and the  remainder  of its net  assets  to  underlying   INVESTMENTS LLC;
                   portfolios  investing  primarily in debt securities and money market instruments (with a range of 0%     Quantitative
                   - 7.5%).                                                                                                  Management
                                                                                                                           Associates LLC
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------------------- ---------------------------------------------------------------------------------------------------- ---------------------
Asset Allocation/   AST Schroders  Multi-Asset  World  Strategies  (formerly  known as AST American  Century  Strategic  Schroder Investment
                    Allocation  Portfolio):  The AST Schroders  Multi-Asset World Strategies  Portfolio seeks long-term capital  appreciation  through a global flexible asset allocation  approach.  This asset allocation approach  entails  investing  in  traditional  asset  classes,  such  as  equity  and  fixed-income investments,  and  alternative  asset classes,  such as  investments  in real estate,  commodities,
     Balanced       currencies,  private equity,  and absolute return  strategies.  The sub-advisor  seeks to emphasize
                    the  management  of risk and  volatility.  Exposure  to  different  asset  classes  and  investment    Management North
                    strategies  will vary over time  based  upon the sub  advisor's  assessments  of  changing  market,      America Inc.
                    economic, financial and political factors and events.
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
----------------------------------------------------------------------------------------------------------------------------------------------
Asset Allocation/  AST  Academic  Strategies  Asset  Allocation  (formerly  known  as  AST  Balanced  Asset  Allocation     Credit Suisse
                   Portfolio):  seeks total return  consistent  with its specified level of risk. The Portfolio will be
                   a  multi-asset  class fund that employs both  top-down  asset  allocation  strategies  and bottom-up   Securities (USA)
                   manager/security  selection.  Under normal  circumstances,  approximately  60% of the assets will be     LLC; Jennison
                   allocated to  traditional  asset  classes  (including US and  international  equities and bonds) and    Associates LLC;
                   approximately  40% of the assets will be allocated to nontraditional  asset classes  (including real    Mellon Capital
                   estate,  commodities,  and alternative  strategies).  Those percentages are subject to change by the      Management
                   Investment Managers.                                                                                 Corporation; Pacific
                                                                                                                             Investment
     Balanced                                                                                                            Management Company
                                                                                                                            LLC (PIMCO);
                                                                                                                          Prudential Bache
                                                                                                                          Asset Management,
                                                                                                                            Incorporated;
                                                                                                                            Quantitative
                                                                                                                             Management
                                                                                                                           Associates LLC
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                   AST Capital Growth Asset Allocation  Portfolio:  seeks the highest potential total return consistent
                   with its specified  level of risk  tolerance.  The Portfolio will invest its assets in several other    AST INVESTMENT
                   Advanced  Series Trust  Portfolios.  Under  normal  market  conditions,  the  Portfolio  will devote   SERVICES, INC. &
Asset Allocation/  approximately  75% of its  net  assets  to  underlying  portfolios  investing  primarily  in  equity      PRUDENTIAL
     Balanced      securities  (with a range of  67.5% to 80%),  and 25% of its net  assets  to  underlying  portfolios   INVESTMENTS LLC;
                   investing  primarily  in debt  securities  and money  market  instruments  (with a range of 20.0% to     Quantitative
                   32.5%).                                                                                                   Management
                                                                                                                           Associates LLC
----------------------------------------------------------------------------------------------------------------------------------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
Asset Allocation/   AST Balanced Asset  Allocation  (formerly known as AST Conservative  Asset  Allocation  Portfolio):     AST INVESTMENT
                    seeks the highest  potential  total return  consistent  with its specified level of risk tolerance.
                    The  Portfolio  will invest its assets in several other  Advanced  Series Trust  Portfolios.  Under    SERVICES, INC. &
                    normal  market  conditions,  the  Portfolio  will  devote  approximately  60% of its net  assets to       PRUDENTIAL
     Balanced       underlying  portfolios  investing  primarily in equity securities (with a range of 52.5% to 67.5%),    INVESTMENTS LLC;
                    and 40% of its net assets to  underlying  portfolios  investing  primarily in debt  securities  and      Quantitative
                    money market instruments (with a range of 32.5% to 47.5%).                                                Management
                                                                                                                            Associates LLC
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
    Specialty       AST Global Real Estate  Portfolio:  seeks  capital  appreciation  and income.  The  Portfolio  will    Prudential Real
                    normally  invest  at least  80% of its  liquid  assets  (net  assets  plus any  borrowing  made for investment  purposes) in  equity-related  securities of real estate  companies.  The Portfolio will invest in  equity-related  securities of real estate  companies on a global basis and the Portfolio
                    may invest up to 15% of its net assets in ownership  interests in  commercial  real estate  through      Estate Inc.
                    investments in private real estate.
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
                    AST Focus Four Plus  Portfolio:  seeks long-term  capital growth  balanced by current  income.  The
                    Portfolio  seeks to achieve its  objective  by  investing  approximately  75% in common  stocks and approximately  25% in fixed-income  securities.  The Portfolio  allocates the equity portion of the
Asset Allocation/   portfolio  across four  uniquely  specialized  strategies - The Dow(r) Target  Dividend,  the Value      First Trust
     Balanced       Line(r) Target 25, the NYSE(r)  International  Target 25, and the S& P Mid 60. Each strategy employs     Advisors L.P.
                    a  quantitative  approach  by  screening  common  stocks  for  certain  attributes  and/or  using a multi-factor scoring system to select the common stocks.
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
                    AST Goldman Sachs Small-Cap Value Portfolio:  seeks long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio will invest,  under normal  circumstances,  at least
 Small Cap Value    80% of the value of its assets plus any borrowings for investment purposes in small  capitalization  Goldman Sachs Asset
                    companies.  The 80% investment  requirement  applies at the time the Portfolio  invests its assets.    Management, L.P.
                    The  Portfolio  generally  defines  small   capitalization   companies  as  companies  with  market
                    capitalizations that are within the range of the Russell 2000 Value Index at the time of purchase.
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
                    AST Parametric  Emerging  Markets Equity  Portfolio:  seeks  long-term  capital  appreciation.  The
                    Portfolio  normally  invests  at least 80% of its net  assets in  equity  securities  traded on the equity  markets  of  emerging  market  countries,  which are  those  considered  to be  developing.
                    Emerging markets  countries  include  countries in Asia, Latin America,  the Middle East,  Southern       Parametric
  International     Europe,  Eastern  Europe,  Africa and the region  formerly  comprising  the Soviet Union. A company       Portfolio
      Equity        will be  considered  to be located in an emerging  market  country if it is domiciled in or derives     Associates LLC
                    more that 50% of its revenues or profits from emerging  market  countries.  The Portfolio  seeks to employ a top-down,  disciplined and structured  investment  process that emphasizes  broad exposure and diversification among emerging market countries, economic sectors and issuers.
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
                    AST Neuberger Berman / LSV Mid-Cap Value Portfolio  (formerly known as AST Neuberger Berman Mid-Cap
                    Value Portfolio):  seeks capital growth.  Under normal market conditions,  the Portfolio invests at least 80% of its net assets in the common stocks of medium capitalization  companies.  For purposes
                    of the Portfolio,  companies with market  capitalizations that fall within the range of the Russell       LSV Asset
     Mid Cap        Mid-cap(R)Index at the time of investment are considered medium  capitalization  companies.  Some of      Management;
      Value         the  Portfolio's  assets may be invested in the  securities  of  large-cap  companies as well as in    Neuberger Berman
                    small-cap  companies.  Under the Portfolio's  value-oriented  investment  approach,  the subadviser    Management Inc.
                    looks for  companies  whose stock prices are  undervalued  and that may raise in price before other investors realize their worth.
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
Asset Allocation/   AST Preservation  Asset Allocation  Portfolio:  seeks the highest potential total return consistent     AST INVESTMENT
                    with its specified level of risk  tolerance.  The Portfolio will invest its assets in several other    SERVICES, INC. &
                    Advanced  Series Trust  Portfolios.  Under normal  market  conditions,  the  Portfolio  will devote       PRUDENTIAL
                    approximately  35% of its net  assets  to  underlying  portfolios  investing  primarily  in  equity    INVESTMENTS LLC;
     Balanced       securities  (with a range of 27.5% to 42.5%),  and 65% of its net assets to  underlying  portfolios      Quantitative
                    investing  primarily  in debt  securities  and money market  instruments  (with a range of 57.5% to       Management
                    72.5%).                                                                                                 Associates LLC
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
 Small Cap Growth   AST  Small-Cap  Growth  Portfolio:  seeks  long-term  capital  growth.  The  Portfolio  pursues its      Eagle Asset
                    objective  by  investing,  under normal  circumstances,  at least 80% of the value of its assets in small-capitalization  companies.  Small-capitalization  companies are those companies with a market capitalization,  at the time of purchase,  no larger than the largest  capitalized company included
                    in the Russell 2000(R)Index at the time of the Portfolio's investment.                                     Management
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------------- ---------------------
 Small Cap Value    AST Small-Cap Value Portfolio:  seeks to provide long-term capital growth by investing primarily in      ClearBridge
                    small-capitalization  stocks that appear to be  undervalued.  The Portfolio  invests,  under normal     Advisors, LLC;
                    circumstances,  at least 80% of the value of its net assets in small  capitalization  stocks. Small      Dreman Value
                    capitalization  stocks are the stocks of companies with market  capitalization  that are within the    Management LLC;
                    market capitalization range of the Russell 2000(R)Value Index.                                            J.P. Morgan
                                                                                                                              Investment
                                                                                                                          Management, Inc.;
                                                                                                                              Lee Munder
                                                                                                                           Investments, Ltd
------------------- ---------------------------------------------------------------------------------------------------- ---------------------

In  Appendix  G of the  prospectus,  entitled  Selecting  The  Variable  Annuity  That's  Right  For  You,  we set  forth  hypothetical illustrations of Contract Value and Surrender Value for the Annuity.  Those  illustrations  assume average fund expenses of 1.14%. As a result of the fund changes  described in this supplement,  the average fund expenses have changed to 1.15%. This change in average fund expenses would have the effect of decreasing the hypothetical illustrated values by a commensurate amount.